UNITED STATES SECURITIES AND
EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09157
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End	November 30
Date of Reporting Period	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust                                                                        as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.4%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,034,460
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,856,258
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	517,755
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,024,991
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,078,960
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,591,750
		$13,104,174
Electric Utilities — 2.2%
2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	2,592,450
		$2,592,450
Escrowed / Prerefunded — 1.5%
1,590	Tahoe Forest, Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	1,714,879
		$1,714,879
General Obligations — 4.3%
1,100	California, 5.25%, 4/1/30	1,153,284
3,500	California, 5.50%, 11/1/33	3,826,410
		$4,979,694
Hospital — 25.7%
4,200	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	4,307,520
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	791,160
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,001,985
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,799,035
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	870,145
3,100	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,240,306
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,731,180

$1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	$1,844,500
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,610,025
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24	1,541,385
1,000	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,036,830
410	Tahoe Forest, Hospital District, 5.85%, 7/1/22	435,260
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,101,740
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,087,000
2,000	Washington Township Health Care District, 5.25%, 7/1/29	2,053,500
		$29,451,571
Housing — 1.1%
758	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	805,134
434	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	455,565
		$1,260,699
Industrial Development Revenue — 1.1%
1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	1,280,200
		$1,280,200
Insured-Education — 7.3%
6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	1,830,482
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,395,862
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,110,040
		$8,336,384
Insured-Electric Utilities — 13.7%
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,433,170
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,676,875
3,625	Los Angeles, Department of Water and Power, Power System Revenues, (FSA), 4.625%, 7/1/37	3,661,467
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.86%, 7/1/29(1)(2)	4,449,640
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.40%, 7/1/29 (1)(3)	777,132
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.235%, 7/1/16 (1)(3)	703,565
		$15,701,849

Insured-Escrowed/Prerefunded — 10.0%
$5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	$5,571,000
5,130	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	2,165,937
2,500	Los Angeles County, Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/30	2,681,625
945	Puerto Rico Infrastructure Financing Authority, Prerefunded to 1/1/08, (AMBAC), Variable Rate, 7.445%, 7/1/28 (1)(3)	1,022,944
		$11,441,506
Insured-General Obligations — 14.4%
1,650	California RITES, (AMBAC), Variable Rate, 8.489%, 5/1/26 (1)(3)	1,985,131
7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	1,620,990
4,825	Coast Community College District, (FSA), 0.00%, 8/1/35	1,055,517
2,500	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (1)(3)	2,948,475
1,600	San Diego Unified School District, (MBIA), Variable Rate, 9.235%, 7/1/24 (1)(3)	2,407,248
3,000	Simi Valley, Unified School District, (MBIA), 5.00%, 8/1/28	3,157,020
7,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,413,545
		$16,587,926
Insured-Hospital — 4.2%
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (4)	3,343,424
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 9.993%, 8/15/27 (1)(3)	1,480,143
		$4,823,567
Insured-Lease Revenue / Certificates of Participation — 9.5%
10,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,572,620
6,500	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	4,114,760
6,000	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/28	2,188,140
		$10,875,520

Insured-Special Tax Revenue — 4.2%
$3,880	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,449,801
2,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	500,919
17,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	2,823,190
		$4,773,910
Insured-Transportation — 10.3%
5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	1,718,750
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,482,480
1,400	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,461,894
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.617%, 7/1/28 (1)(3)	2,724,977
250	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.431%, 7/1/41 (1)(3)(5)	362,290
10,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	3,046,400
		$11,796,791
Insured-Water and Sewer — 3.0%
4,400	Los Angeles, Department of Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	3,400,452
		$3,400,452
Insured-Water Revenue — 2.6%
3,100	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	2,990,818
		$2,990,818
Lease Revenue/Certificates of Participation — 3.8%
4,000	Sacramento, City Financing Authority, 5.40%, 11/1/20	4,399,440
		$4,399,440
Other Revenue — 1.4%
1,470	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	1,578,560
		$1,578,560
Special Tax Revenue — 16.7%
1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	1,518,615
1,545	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,592,741
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,671,294
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,661,709

$500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	$508,030
1,305	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	1,375,496
420	Moreno Valley, Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	430,097
750	Moreno Valley, Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	768,398
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,568,978
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,039,845
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	732,865
1,325	San Pablo, Redevelopment Agency, 5.65%, 12/1/23	1,394,125
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,607,970
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	509,725
250	Santaluz Community, Facilities District No. 2, 6.10%, 9/1/21	254,635
500	Turlock, Public Financing Authority, 5.45%, 9/1/24	515,530
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,040,430
		$19,190,483
Transportation — 1.0%
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,186,134
		$1,186,134
Total Tax-Exempt Investments — 149.4% (identified cost $159,791,871)		$171,467,007
Other Assets, Less Liabilities — 2.0%		$2,314,464
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.4)%		$(59,032,791)
Net Assets Applicable to Common Shares — 100.0%		$114,748,680

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 52.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 20.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $20,440,105 or 17.8% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	275 U.S. Treasury Bond	Short	$(30,440,042)	$(30,542,187)	$(102,145)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$159,470,440
Gross unrealized appreciation	$12,018,022
Gross unrealized depreciation	(21,455)
Net unrealized appreciation	$11,996,567

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2006